Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Line Items]
Undistributed earnings of certain foreign subsidiaries	$ 4,460
Income taxes paid, net	707	$ 647
Income tax loss carryforwards	2,290
Tax credit carryforwards	22
Total losses	1,650
Gross unrecognized tax benefits	220	221	$ 202
Recognized tax benefits	201	158
Interest and penalties on the unrecognized tax benefits	35	21
Recoveries/(expenses) related to changes in reserves for interest and penalties	14	$ 3
Decrease in gross unrecognized tax benefits	62
Decrease in recognized tax benefits	$ 52
Minimum [Member]
Income Taxes [Line Items]
Expiry date of losses	2017
Maximum [Member]
Income Taxes [Line Items]
Expiry date of losses	2036